Insurance coverage (Details) R$ in Millions	12 Months Ended
Dec. 31, 2023 BRL (R$)
Property And Equipment And Inventories [Member]
IfrsStatementLineItems [Line Items]
Covered risks	Operating risks
Amount insured	R$ 21,821
Business Interruption [Member]
IfrsStatementLineItems [Line Items]
Covered risks	Loss of profits
Amount insured	R$ 5,362
Cars And Others [Member]
IfrsStatementLineItems [Line Items]
Covered risks	Damages
Amount insured	R$ 289